SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Organization
Organization

On March 15, 2010 the Company changed its name to Inergetics, Inc. Inergetics, Inc. (the Company or "Inergetics"), formerly Millennium Biotechnologies Group, Inc., is a holding company for its subsidiary Millennium Biotechnologies, Inc. ("Millennium").

Millennium was incorporated in the State of Delaware on November 9, 2000 and is located in New Jersey.  Millennium is a research based bio-nutraceutical corporation involved in the field of nutritional science.  Millennium’s principal source of revenue is from sales of its nutraceutical supplements, Resurgex Select® and Resurgex Essential™ and Resurgex Essential Plus™ which serve as a nutritional support for immuno-compromised individuals undergoing medical treatment for chronic debilitating diseases. Millennium has developed Surgex for the sport nutritional market. The Company acquired Bikini Ready®, a leader in weight loss lifestyle solutions and SlimTrim™, the affordable, premium value diet brand. The Company has a licensing agreement to sell the Martha Stewart Essentials line of supplements.   The Company’s efforts going forward will focus on sales of Martha Stewart Essentials™ line of supplements, Surgex in powder and pill forms as well as powder and pills for Bikini Ready and pills for SlimTrim.

The accompanying unaudited condensed consolidated financial statements include the accounts of Inergetics, Inc. and its subsidiary. These condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Certain information in footnote disclosures normally included in financial statements prepared in conformity with accounting principles generally accepted in the United States of America has been condensed or omitted pursuant to such principles and the financial results for the periods presented may not be indicative of the full year’s results. The Company believes that the disclosures are adequate to make the information presented not misleading. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. These condensed consolidated financial statements should be read in conjunction with the December 31, 2013 audited financial statements and the accompanying notes thereto filed with the Securities and Exchange Commission on Form 10-K.

Organization and business

On March 15, 2010 the Company changed its name to Inergetics, Inc. Inergetics, Inc. (the “Company” or "Inergetics"), formerly Millennium Biotechnologies Group, Inc., which is the holding company for its subsidiary Millennium Biotechnologies, Inc. (the “Subsidiary” or "Millennium").

Millennium was incorporated in the State of Delaware on November 9, 2000 and is located in New Jersey. Millennium is a research based bio-nutraceutical corporation involved in the field of nutritional science. Millennium’s principal source of revenue is from sales of its nutraceutical supplements.

Reclassifications
Reclassifications

Certain reclassifications have been made to the 2012 financial statements to conform to the consolidated 2013 financial statement presentation. These reclassifications had no effect on net losses or cash flows as previously reported.

Principles of Consolidation
Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its subsidiary and are prepared in accordance with accounting principles generally accepted in the United States. All significant inter-company transactions and balances have been eliminated.

Certain information in footnote disclosure normally included in the financial statements have been condensed or omitted and the financial statements might not be indicative of a full year’s results. The Company believes the disclosures are adequate to make the information presented not misleading.

The financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the fiscal year-ended December 31, 2013 included in the Company’s Annual Report on Form 10-K filed on March 31, 2014.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary. All significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates and judgments on our experience and on various assumptions we believe are reasonable under the circumstances. Actual results may differ from these estimates under different assumptions.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and all highly liquid investments with a maturity of three months or less from the date of purchase, including money market mutual funds, short-term time deposits, and government agency and corporate obligations, are classified as cash and cash equivalents.

Accounts Receivable
Accounts Receivable

The Company continuously monitors collections and payments from our customers and regularly adjusts credit limits of customers based upon payment history and a customer’s current credit worthiness, as judged by us. There was no allowance for doubtful accounts as of December 31, 2013 and 2012.

Receivable from Technology Business Tax Certificate Transfer Program
Receivable from Technology Business Tax Certificate Transfer Program

The receivable is from the Company selling the New Jersey State net operating loss carry forwards. The Company was able to transfer $3,357,144 of total available tax benefits of $3,357,144 for the year ended December 31, 2013. The receivable was collected on January 23, 2014. The Company was able to transfer $2,209,715 of total available tax benefits of $5,187,471 for the year ended December 31, 2012. The receivable was collected on January 14, 2013. The Company paid a fee of $302,143 and $198,875 for the years ended December 31, 2013 and 2012, respectively, in connection with the approval of the Tax Certificate Transfer Program.

Goodwill
Goodwill

Goodwill and other acquired intangible assets with indefinite lives are not amortized, but are tested for impairment annually and when an event occurs or circumstances change such that it is more likely than not that an impairment may exist. Our annual testing date is December 31. We test goodwill for impairment by first comparing the carrying value of net assets to the fair value of the related operations. If the fair value is determined to be less than carrying value, a second step is performed to compute the amount of the impairment. In this process, a fair value for goodwill is estimated, based in part on the fair value of the operations, and is compared to its carrying value. The shortfall of the fair value below carrying value represents the amount of goodwill impairment. Intangibles consist of brand and trade names acquired in business combinations. We test these intangibles for impairment by comparing their carrying value to current projections of discounted cash flows attributable to the brand and trade names. Any excess carrying value over the amount of discounted cash flows represents the amount of the impairment.

Goodwill

Goodwill and other acquired intangible assets with indefinite lives are not amortized, but are tested for impairment annually and when an event occurs or circumstances change such that it is more likely than not that an impairment may exist. Our annual testing date is December 31. We test goodwill for impairment by first comparing the carrying value of net assets to the fair value of the related operations. If the fair value is determined to be less than carrying value, a second step is performed to compute the amount of the impairment. In this process, a fair value for goodwill is estimated, based in part on the fair value of the operations, and is compared to its carrying value. The shortfall of the fair value below carrying value represents the amount of goodwill impairment. Intangibles consist of brand and trade names acquired in business combinations. We test these intangibles for impairment by comparing their carrying value to current projections of discounted cash flows attributable to the brand and trade names. Any excess carrying value over the amount of discounted cash flows represents the amount of the impairment. At the conclusion of our test the Company has realized that there has not been any impairment.

Property and Equipment
Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation, which includes amortization of assets under capital leases, is calculated using the straight-line method over the estimated useful lives of the assets: 3-8 years for machinery and equipment, leasehold improvements are amortized over the shorter of the estimated useful lives or the underlying lease term. Repairs and maintenance expenditures which do not extend the useful lives of related assets are expensed as incurred. As of December 31 2012 and 2013, all property and equipment has been fully depreciated.

Patents	Patents Patents are capitalized and amortized over 240 months. Amortization expense was $1,551 and $576 for 2013 and 2012, respectively.

Evaluation of Long-Lived Assets
Evaluation of Long-Lived Assets

Long-lived assets are assessed for recoverability on an ongoing basis as impairment indicators arise. In evaluating the fair value and future benefits of long-lived assets, their carrying value would be reduced by the excess, if any, of the long-lived asset over management’s estimate of the anticipated undiscounted future net cash flows of the related long-lived asset.

Revenue Recognition
Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms).   Upon shipment to various customers when all performance obligations are met and collectability is reasonably assured revenue is recognized.   Upon shipment to specific customers with the right of return the Company defers revenues as returns are not reasonably estimable.   As of June 30, 2014 and December 31, 2013, deferred revenue totaled $1,075,182 and $1,269,470, respectively.

Deferred Revenue and Deferred Cost of Goods Sold

Deferred revenue consists substantially of amounts billed or payments received in advance of revenue recognition. Deferred cost of goods sold as of June 30, 2014 and December 31, 2013 of $493,539 and $569,036, respectively, related to deferred product revenues includes direct product costs. Once all revenue recognition criteria have been met, the deferred revenues and associated cost of goods sold are recognized.

Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which generally occurs at shipping (F.O.B. terms). Upon shipment, the Company has no further performance obligations and collection is reasonably assured as the majority of sales are paid for prior to shipping.

Discounts are reductions to invoiced amounts offered to customers for payment within a specified period and are estimated upon sale utilizing historic customer payment experience.

Consistent with industry practice, the Company maintains a return policy that allows customers to return product within a specified period prior and subsequent to the expiration date. The Company’s estimate of the provision for returns is generally based upon historic experience with actual returns.

Price adjustments, which include shelf stock adjustments, are credits issued to reflect decreases in the selling prices of products. Shelf stock adjustments are based upon the amount of product which the customer has remaining in its inventory at the time of the price reduction. Decreases in selling prices are discretionary decisions made by the Company to reflect market conditions. Amounts recorded for estimated price adjustments are based upon specified terms with direct customers, estimated launch dates of competing products, estimated declines in market price and, in the case of shelf stock adjustments, estimates of inventory held by the customer.

Certain retailers require guaranteed sales. Revenue is recognized as sales are made to the retail consumer.

Advertising costs	Advertising costs Advertising costs are charged to operations when incurred. Advertising expense was $8,157 and $261 for the years ended December 31, 2013 and 2012, respectively.

Shipping and Handling Costs
Shipping and Handling Costs

Shipping costs of $43,299 and $8,065 are included in cost of sales for the years ended December 31, 2013 and 2012, respectively. Handling costs of $44,467 and $37,358 are included in general and administrative expenses for the years ended December 31, 2013 and 2012, respectively.

Stock and Warrant Based Compensation
Stock and Warrant Based Compensation

Stock and warrant based compensation is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period of the grant). Compensation expense is recognized based on the estimated grant date fair value method using the Black-Scholes valuation model. The Company account for the issuance of stock and warrants for services based on the estimated fair value of options and warrants using the Black-Scholes pricing model. This model’s calculations include the exercise price, the market price of shares on grant date, weighted average assumptions for risk-free interest rates, expected life of the warrant, expected volatility of our stock and expected dividend yield. The amounts recorded in the financial statements for share-based expense could vary significantly based on the subjective assumptions used in the pricing model.

We account for the issuance of stock and warrants for services from non-employees based on an estimate of the fair value of warrants issued using the Black-Scholes pricing model. This model’s calculations include the exercise price, the market price of shares on grant date, weighted average assumptions for risk-free interest rates, expected life of the warrant, expected volatility of our stock and expected dividend yield. The amounts recorded in the financial statements for share-based expense could vary significantly if we were to use different assumptions.

The Company issued 1,140,000 warrants, that vest over four years, during the year ended December 31, 2013 for an expense of $206,700 and 7,500,000 warrants, that vested over three years, for an expense of $457,500 during the year ended December 31, 2012. The Company did not issue any stock options during the year ended December 31, 2013 and 2012, respectively.

Income Taxes
Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return. Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes. Deferred taxes are also recognized for operating losses that are available to offset future taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return. Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes. Deferred taxes are also recognized for operating losses that are available to offset future taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The Company has incurred net operating losses for financial-reporting and tax-reporting purposes. Accordingly, for Federal and state income tax purposes, the benefit for income taxes has been offset entirely by a valuation allowance against the related federal and state deferred tax assets for the years ended December 31, 2013 and 2012.

Loss Per Common Share
Loss Per Common Share

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Common Stock equivalents have not been included in this computation since the effect would be anti-dilutive. During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock and convertible debt are not considered in the diluted income (loss) per share calculation since the effect would be anti-dilutive.

Loss Per Common Share

Basic and diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the periods. Potential common shares used in computing diluted earnings per share related to stock options, warrants, convertible preferred stock and convertible debt which, if exercised, would have an anti- dilutive effect on earnings per share, and there for have not been included Anti-dilutive securities not included in net loss per share calculations for the years presented include:

	December 31,
Potentially dilutive securities:	2013	2012
Convertible debt and accrued interest	10,751,345	10,775,363
Liability of shares to be issued	3,330,000	2,300,000
Convertible Preferred stock	49,713,545	37,929,545
Outstanding time-based warrants	19,323,406	18,190,906

Fair Value of Financial Instruments
Fair Value of Financial Instruments

For financial instruments including cash, accounts receivable, prepaid expenses, debt, accounts payable and accrued expenses, the carrying values approximated their fair value.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial statement. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair Value of Financial Instruments

The Company measures and discloses the estimated fair value of financial assets and liabilities using the fair value hierarchy prescribed by U.S. generally accepted accounting principles. The fair value hierarchy has three levels, which are based on reliable available inputs of observable data. The hierarchy requires the use of observable market data when available. The levels are defined as follows:

Level 1 – quoted prices for identical instruments in active markets;

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which significant inputs and significant value drivers are observable in active markets; and

Level 3 – fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

For financial instruments including cash, prepaid expenses and other current assets, short-term debt, accounts payable and accrued expenses, it was assumed that the carrying values approximated fair value because of their short-term maturities.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial statement. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Research and Development	Research and Development Research and development costs are expensed as incurred.